Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	5 Months Ended	12 Months Ended
	May 31, 2018 shares	Aug. 18, 2016 shares	Mar. 31, 2018 USD ($) Segment Derivative shares	Mar. 31, 2017 USD ($) Derivative shares	Mar. 31, 2016 USD ($) Derivative shares	Apr. 01, 2018 USD ($)	Mar. 31, 2015 USD ($)
Significant Accounting Policies [Line Items]
Percentage of shares having economic rights owned by Sun			3.10%
Percentage of shares having voting rights owned by Sun			50.00%
Bank deposits average interest rate			1.85%	1.36%
Marketable securities previously impaired owned or sold			$ 0	$ 0	$ 0
Unrecognized tax benefits			$ 16,810,000	23,457,000	22,093,000		$ 8,966,000
Lease agreements for an additional period			49 years
Lease agreements total period			98 years
Number of operating segments | Segment			1
Long-lived assets impairment loss			$ 0	$ 276,000	$ 2,042,000
Treasury stock, shares purchased | shares		1,801,099	1,085,694	2,252,725	67,339
Treasury shares reissued | shares			0
Royalty-bearing grants earned			$ 0	$ 0	$ 0
Advertising expenses			9,913,000	10,468,000	15,504,000
Shipping and handling costs			12,170,000	11,949,000	$ 11,540,000
Amounts outstanding under borrowing arrangements			$ 0	$ 0
Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Treasury stock, shares purchased | shares	1,806,984
ASU No.2016-16 [Member] | Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Income tax consequences for deferred tax assets upon adoption						$ 41,400,000
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Number of derivative instruments | Derivative			0	0	0
Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of customers			two
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable			48.70%
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable			24.50%
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Capitalized software cost			$ 4,636,000	$ 4,517,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Tax benefit percentage			50.00%
Lease period			2018
Acquired intangible assets weighted-average useful life			5 years
Weighted average amortization period			5 years
Minimum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			5 years
Minimum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease period			2060
Acquired intangible assets weighted-average useful life			20 years
Weighted average amortization period			20 years
Maximum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			10 years
Maximum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			5 years